Quarterly Holdings Report
for

Fidelity® Limited Term Government Fund

August 31, 2020

ISG-QTLY-1020
1.968341.106

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 86.6%
	Principal Amount	Value
U.S. Government Agency Obligations - 2.3%
Fannie Mae 0.625% 4/22/25	319,000	321,776
Federal Farm Credit Bank 0.375% 4/8/22	11,200,000	11,236,576
		11,558,352
U.S. Treasury Obligations - 84.0%
U.S. Treasury Bonds:
1.25% 5/15/50	$600,000	$565,875
2% 2/15/50	1,926,000	2,167,653
U.S. Treasury Notes:
0.125% 5/31/22	5,647,000	5,645,015
0.125% 6/30/22	30,084,000	30,074,599
0.125% 7/31/22	1,000,000	999,648
0.125% 8/15/23	1,650,000	1,648,711
0.25% 7/31/25	17,354,000	17,339,086
0.25% 8/31/25	5,000,000	4,994,922
0.375% 3/31/22	72,200,000	72,459,462
0.375% 4/30/25	18,223,000	18,323,369
0.5% 8/31/27	16,429,000	16,436,701
0.625% 8/15/30	1,324,000	1,313,036
1.125% 2/28/22	4,910,000	4,981,540
1.375% 1/31/22	34,000,000	34,587,031
1.375% 1/31/25	2,300,000	2,414,730
1.5% 9/30/21	10,372,000	10,521,908
1.5% 9/30/24	7,921,000	8,333,449
1.5% 10/31/24	3,410,000	3,590,224
1.5% 1/31/27	144,000	153,692
1.625% 11/15/22	779,000	804,439
1.625% 9/30/26	552,000	592,581
1.75% 7/31/21	900,000	912,797
1.75% 6/30/22 (a)(b)	12,447,000	12,811,658
1.75% 7/31/24	7,660,000	8,119,600
1.875% 7/31/22	7,869,000	8,129,353
1.875% 9/30/22 (a)	2,900,000	3,005,012
1.875% 10/31/22	2,508,000	2,602,442
2% 5/31/24	4,240,000	4,524,378
2.125% 5/31/21	6,800,000	6,900,141
2.125% 3/31/24	3,706,000	3,961,946
2.375% 4/15/21	12,830,000	13,006,914
2.5% 12/31/20	34,518,000	34,782,278
2.5% 1/31/21	27,345,000	27,608,837
2.5% 1/15/22	26,569,000	27,423,152
2.625% 12/31/23	12,515,000	13,531,355
2.75% 9/30/20	11,315,000	11,338,655
2.875% 10/31/20	2,800,000	2,812,569
		419,418,758
Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 0.5035% 12/7/20 (NCUA Guaranteed) (c)(d)	143,304	143,318
Private Export Funding Corp. Secured 1.75% 11/15/24	1,050,000	1,107,972
		1,251,290
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $425,915,554)		432,228,400

U.S. Government Agency - Mortgage Securities - 2.5%
Fannie Mae - 1.6%
12 month U.S. LIBOR + 1.360% 3.419% 10/1/35 (c)(d)	2,914	3,021
12 month U.S. LIBOR + 1.480% 2.476% 7/1/34 (c)(d)	2,057	2,142
12 month U.S. LIBOR + 1.490% 3.339% 1/1/35 (c)(d)	11,255	11,725
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (c)(d)	1,231	1,289
12 month U.S. LIBOR + 1.550% 2.58% 5/1/44 (c)(d)	9,654	10,028
12 month U.S. LIBOR + 1.550% 3.56% 2/1/44 (c)(d)	6,501	6,772
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (c)(d)	4,754	4,987
12 month U.S. LIBOR + 1.570% 2.445% 5/1/44 (c)(d)	3,812	3,959
12 month U.S. LIBOR + 1.570% 3.512% 2/1/44 (c)(d)	8,839	9,203
12 month U.S. LIBOR + 1.580% 3.58% 4/1/44 (c)(d)	8,711	9,092
12 month U.S. LIBOR + 1.580% 3.592% 1/1/44 (c)(d)	8,718	9,076
12 month U.S. LIBOR + 1.590% 3.59% 4/1/44 (c)(d)	29,764	31,087
12 month U.S. LIBOR + 1.630% 3.571% 3/1/33 (c)(d)	7,138	7,427
12 month U.S. LIBOR + 1.640% 3.722% 6/1/47 (c)(d)	10,176	10,769
12 month U.S. LIBOR + 1.660% 3.287% 11/1/36 (c)(d)	12,086	12,670
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (c)(d)	1,599	1,682
12 month U.S. LIBOR + 1.750% 3.603% 7/1/35 (c)(d)	2,030	2,130
12 month U.S. LIBOR + 1.760% 3.784% 2/1/37 (c)(d)	30,109	31,654
12 month U.S. LIBOR + 1.800% 3.814% 1/1/42 (c)(d)	23,304	24,326
12 month U.S. LIBOR + 1.810% 3.825% 2/1/42 (c)(d)	25,836	27,068
12 month U.S. LIBOR + 1.890% 3.416% 8/1/35 (c)(d)	10,471	11,031
12 month U.S. LIBOR + 1.890% 3.89% 4/1/36 (c)(d)	25,084	26,528
6 month U.S. LIBOR + 1.510% 2.384% 2/1/33 (c)(d)	1,454	1,503
6 month U.S. LIBOR + 1.530% 2.793% 3/1/35 (c)(d)	2,933	3,046
6 month U.S. LIBOR + 1.530% 3.091% 12/1/34 (c)(d)	2,676	2,778
6 month U.S. LIBOR + 1.540% 2.92% 4/1/33 (c)(d)	16,787	17,377
6 month U.S. LIBOR + 1.550% 3.063% 10/1/33 (c)(d)	2,224	2,303
6 month U.S. LIBOR + 1.560% 2.105% 7/1/35 (c)(d)	1,750	1,817
U.S. TREASURY 1 YEAR INDEX + 2.190% 3.773% 7/1/36 (c)(d)	11,007	11,440
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (c)(d)	1,080	1,137
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.259% 10/1/33 (c)(d)	3,258	3,380
U.S. TREASURY 1 YEAR INDEX + 2.300% 4.303% 12/1/32 (c)(d)	43,824	45,458
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.371% 12/1/32 (c)(d)	139,223	144,289
2.5% 11/1/29	2,203,579	2,313,861
3% 9/1/32 to 11/1/33	949,358	1,005,561
3.5% 7/1/32	726,748	779,776
4% 7/1/46 to 9/1/48	1,943,197	2,139,208
4.5% 11/1/25 to 6/1/41	467,284	514,113
5.5% 8/1/25	41,528	43,418
6% to 6% 1/1/34 to 6/1/36	238,617	281,683
6.5% 2/1/22 to 8/1/36	241,313	280,340
		7,850,154
Freddie Mac - 0.3%
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (c)(d)	5,797	6,043
12 month U.S. LIBOR + 1.600% 2.6% 7/1/35 (c)(d)	5,294	5,515
12 month U.S. LIBOR + 1.750% 3.841% 9/1/41 (c)(d)	55,388	57,468
12 month U.S. LIBOR + 1.790% 3.793% 4/1/37 (c)(d)	1,418	1,492
12 month U.S. LIBOR + 1.870% 3.376% 10/1/42 (c)(d)	25,430	26,578
12 month U.S. LIBOR + 1.880% 3.84% 10/1/41 (c)(d)	61,982	64,671
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (c)(d)	9,621	10,074
12 month U.S. LIBOR + 2.050% 4.196% 3/1/33 (c)(d)	238	248
6 month U.S. LIBOR + 1.660% 2.919% 7/1/35 (c)(d)	48,016	49,898
6 month U.S. LIBOR + 1.720% 2.274% 8/1/37 (c)(d)	9,510	9,923
6 month U.S. LIBOR + 1.720% 3.039% 2/1/37 (c)(d)	2,101	2,196
6 month U.S. LIBOR + 1.830% 3.58% 5/1/37 (c)(d)	2,508	2,632
6 month U.S. LIBOR + 1.840% 3.327% 10/1/36 (c)(d)	26,051	27,271
6 month U.S. LIBOR + 1.860% 3.311% 10/1/35 (c)(d)	14,203	14,866
6 month U.S. LIBOR + 2.010% 3.385% 5/1/37 (c)(d)	4,460	4,663
6 month U.S. LIBOR + 2.010% 3.577% 5/1/37 (c)(d)	5,965	6,232
6 month U.S. LIBOR + 2.040% 3.165% 6/1/37 (c)(d)	3,666	3,840
6 month U.S. LIBOR + 2.680% 4.001% 10/1/35 (c)(d)	1,250	1,306
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.169% 6/1/33 (c)(d)	18,787	19,692
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.73% 4/1/34 (c)(d)	39,245	41,405
U.S. TREASURY 1 YEAR INDEX + 2.310% 3.91% 2/1/36 (c)(d)	208	218
U.S. TREASURY 1 YEAR INDEX + 2.540% 2.958% 7/1/35 (c)(d)	19,326	20,150
3% 4/1/33 to 7/1/33	975,806	1,031,928
3.5% 7/1/32	256,633	275,690
5% 9/1/35	848	974
6% 1/1/24	23,312	24,535
6.5% 12/1/21	3,485	3,563
9.5% 12/1/22	39	40
		1,713,111
Ginnie Mae - 0.6%
6% 6/15/36	213,919	249,987
8% 12/15/23	9,139	9,656
3.5% 5/20/46 to 9/20/46	1,713,027	1,838,121
4% 7/20/47	839,314	902,643
4.5% 3/20/47	104,288	114,250
4.7% 2/20/62 (c)(e)	3,530	3,580
4.94% 2/20/62 (c)(e)	506	506
5.196% 1/20/62 (c)(e)	3,931	3,980
5.47% 8/20/59 (c)(e)	552	571
		3,123,294
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $12,135,761)		12,686,559

Asset-Backed Securities - 0.0%
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.15% 5/25/29 (Cost $127,259)(c)(d)	$126,292	$126,292

Collateralized Mortgage Obligations - 4.5%
U.S. Government Agency - 4.5%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 0.1% 4/25/24 (c)(d)	59,107	58,727
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.1551% 8/25/31 (c)(d)	22,760	23,248
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 0.7515% 11/18/31 (c)(d)	23,101	23,418
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1751% 4/25/32 (c)(d)	4,962	5,089
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 0.6251% 11/25/32 (c)(d)	160,916	161,810
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 1.1751% 11/25/32 (c)(d)	10,164	10,424
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.1051% 6/25/36 (c)(d)	292,738	298,814
planned amortization class Series 2005-64 Class PX, 5.5% 6/25/35	50,335	53,965
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	24,070	25,369
Series 2004-52 Class KZ, 5.5% 7/25/34	487,823	565,641
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	107,898	6,988
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.0951% 3/25/36 (c)(d)	191,659	196,870
Series 2011-67 Class AI, 4% 7/25/26 (f)	29,947	1,731
Freddie Mac:
floater:
Series 2448 Class FT, 1 month U.S. LIBOR + 1.000% 1.1619% 3/15/32 (c)(d)	25,510	26,090
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 0.5619% 11/15/32 (c)(d)	33,262	33,475
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 0.7619% 2/15/32 (c)(d)	13,204	13,416
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.0619% 2/15/33 (c)(d)	77,289	78,920
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 0.5619% 3/15/34 (c)(d)	90,105	90,940
planned amortization class Series 3415 Class PC, 5% 12/15/37	31,993	36,038
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	82,900	89,714
Series 2004-2802 Class ZG, 5.5% 5/15/34	414,173	480,643
Series 2004-2862 Class NE, 5% 9/15/24	397,388	418,475
Series 2145 Class MZ, 6.5% 4/15/29	99,563	115,613
Series 2357 Class ZB, 6.5% 9/15/31	75,849	89,711
Series 3745 Class KV, 4.5% 12/15/26	353,595	370,843
Series 3859 Class JZ, 5% 5/15/41	539,132	612,476
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 4335 Class AL, 4.25% 3/15/40	154,519	157,448
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 0.658% 7/20/37 (c)(d)	49,303	49,990
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.638% 1/20/38 (c)(d)	12,844	13,017
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 1.018% 8/20/38 (c)(d)	109,751	112,162
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 1.058% 9/20/38 (c)(d)	82,462	84,383
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.7619% 11/16/39 (c)(d)	52,665	53,554
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 0.6919% 12/16/39 (c)(d)	38,458	39,053
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.5026% 7/20/60 (c)(d)(e)	611,162	608,791
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4638% 9/20/60 (c)(d)(e)	725,773	722,572
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4638% 8/20/60 (c)(d)(e)	753,107	749,928
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.5438% 12/20/60(c)(d)(e)	267,753	267,111
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6638% 12/20/60 (c)(d)(e)	355,554	355,810
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6638% 2/20/61 (c)(d)(e)	582,068	582,381
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.6538% 2/20/61 (c)(d)(e)	739,991	740,274
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6638% 4/20/61 (c)(d)(e)	279,249	279,461
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6638% 5/20/61 (c)(d)(e)	371,311	371,599
Class FC, 1 month U.S. LIBOR + 0.500% 0.6638% 5/20/61 (c)(d)(e)	319,576	319,817
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6938% 6/20/61 (c)(d)(e)	368,588	369,106
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7638% 10/20/61 (c)(d)(e)	390,850	392,042
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8638% 11/20/61 (c)(d)(e)	375,056	377,080
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8638% 1/20/62 (c)(d)(e)	267,459	268,843
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7938% 1/20/62 (c)(d)(e)	370,322	371,707
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7938% 3/20/62 (c)(d)(e)	236,863	237,632
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.8138% 5/20/61 (c)(d)(e)	4,284	4,303
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.4438% 5/20/63 (c)(d)(e)	11,578	11,540
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3638% 4/20/63 (c)(d)(e)	7,040	7,011
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5638% 12/20/62 (c)(d)(e)	8,744	8,728
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.408% 10/20/47 (c)(d)	300,748	300,804
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.458% 5/20/48 (c)(d)	345,903	346,303
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.458% 6/20/48 (c)(d)	414,727	415,389
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.608% 9/20/49 (c)(d)	1,114,213	1,122,348
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.608% 8/20/49 (c)(d)	2,361,360	2,374,118
planned amortization class:
Series 2011-68 Class EC, 3.5% 4/20/41	236,192	252,825
Series 2017-134 Class BA, 2.5% 11/20/46	61,270	64,229
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (e)	23,667	23,727
Series 2013-H26 Class HA, 3.5% 9/20/63 (e)	619,561	626,914
Series 2014-H04 Class HA, 2.75% 2/20/64 (e)	804,561	833,540
Series 2014-H12 Class KA, 2.75% 5/20/64 (e)	336,753	343,919
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 0.6638% 9/20/62 (c)(d)(e)	52,522	52,521
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 0.8138% 11/20/65 (c)(d)(e)	7,939	7,941
Series 2018-H12 Class HA, 3.25% 8/20/68 (e)	1,101,715	1,193,095
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	1,446	1,479
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(e)	4,613	5,064
Series 2012-64 Class KI, 3.5% 11/20/36 (f)	24,295	246
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.456% 4/20/39 (c)(g)	37,552	39,217
Class ST, 8.800% - 1 month U.S. LIBOR 8.5893% 8/20/39 (c)(g)	148,722	152,952
Series 2013-H08 Class MA, 3% 3/20/63 (e)	127,781	128,756
Series 2015-H21 Class JA, 2.5% 6/20/65 (e)	13,386	13,406
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(e)	139,095	140,114
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.67% 5/20/66 (c)(d)(e)	1,252,196	1,243,910
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.52% 8/20/66 (c)(d)(e)	1,291,674	1,278,879
		22,405,487
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $22,168,275)		22,405,487

Foreign Government and Government Agency Obligations - 3.3%
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	11,600,000	13,436,573
5.5% 12/4/23	4,000	4,671
Ukraine Government 1.471% 9/29/21	2,891,000	2,928,432
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,522,955)		16,369,676
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund 0.12% (h)
(Cost $19,071,834)	19,068,048	19,071,861

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,600,000	$46,533
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	900,000	8,623
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	3,000,000	35,853
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	1,000,000	9,976

TOTAL PUT OPTIONS			100,985

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,600,000	221,634
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	900,000	45,968
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	3,000,000	126,625
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	1,000,000	48,403

TOTAL CALL OPTIONS			442,630

TOTAL PURCHASED SWAPTIONS
(Cost $538,888)			543,615
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $495,480,526)			503,431,890
NET OTHER ASSETS (LIABILITIES) - (0.8)%			(4,206,937)
NET ASSETS - 100%			$499,224,953

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.395% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	6,200,000	$(107,479)
Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.395% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	6,200,000	(219,388)
TOTAL WRITTEN SWAPTIONS			$(326,867)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	225	Dec. 2020	$49,712,695	$6,958	$6,958
CBOT 5-Year U.S. Treasury Note Contracts (United States)	344	Dec. 2020	43,354,750	15,435	15,435
CBOT Long Term U.S. Treasury Bond Contracts (United States)	5	Dec. 2020	878,594	(11,105)	(11,105)
TOTAL FUTURES CONTRACTS					$11,288

The notional amount of futures purchased as a percentage of Net Assets is 18.8%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2022	$9,837,000	$6,617	$0	$6,617
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2025	2,695,000	123,701	0	123,701
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2027	2,219,000	4,142	0	4,142
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Sep. 2030	1,583,000	8,510	0	8,510

TOTAL INTEREST RATE SWAPS							$142,970	$0	$142,970

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $354,305.

 (b) Security or a portion of the security has been segregated as collateral for open over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $183,230.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$170,684
Total	$170,684

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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